GENERAL	12 Months Ended
Dec. 31, 2021
Disclosure Of General Information Abstract
GENERAL
NOTE 1: –	GENERAL

a.
Evogene Ltd. together with its subsidiaries (the "Company" or "Evogene") is a leading computational biology company aiming to revolutionize life-science product development across several market segments, including human health, agriculture, and other industries, by utilizing cutting edge computational technologies. To achieve this mission, Evogene established its unique Computational Predictive Biology (“CPB”) platform, leveraging big data and artificial intelligence, and incorporating deep multidisciplinary understanding in life sciences. The CPB platform is the basis for three technology engines, each focused on the direction and acceleration of the discovery and development of products based on one of the following core components: Microbes – MicroBoost AI, Small molecules – ChemPass AI, Genetic elements – GeneRator AI. Evogene uses its technological engines to support the development of products for the life science industry through dedicated subsidiaries and with strategic partners. Currently, Evogene’s main subsidiaries utilize the technological engines to develop human microbiome-based therapeutics by Biomica Ltd., medical cannabis products by Canonic Ltd., ag-chemicals by AgPlenus Ltd. and ag-biologicals by Lavie Bio Ltd. The Company has a history of losses and incurred operating losses of $30,953 and $24,814 during the years ended December 31, 2021, and 2020, respectively.

Furthermore, the Company intends to continue to finance its operating activities by raising capital, by seeking collaborations with multinational companies in the industry (see Note 17b) as well as from revenues derived from the sale of end-products or commercialization of product candidates.

The Company's management and board of directors are of the opinion that the Company’s current financial resources will be sufficient to continue the development of the Company's products in the foreseeable future.

Evogene Ltd. was founded on October 10, 1999, as Agro Leads Ltd., a division of Compugen Ltd. In 2002, the Company was spun-off as an independent corporation under the laws of the State of Israel, and changed its name to Evogene Ltd.

The Company’s shares have been listed for trading on the Tel Aviv Stock Exchange (“TASE”) since 2007, on the New York Stock Exchange (“NYSE”) from November 2013 until December 2016, and on the Nasdaq Stock Market (“NASDAQ”) since December 2016.

b.
The Company principally derives its revenues from collaboration arrangements and since October 2021, from Canonic Ltd.’s commercialization of its first medical cannabis products in Israel, see Note 5d). As to major customers, see Note 21c.

c.
The Company has the following direct and indirect subsidiaries: Casterra Ag Ltd. (formerly Evofuel Ltd.), Evogene Inc., Biomica Ltd., AgPlenus Ltd., AgPlenus Inc., Lavie Bio Ltd., Lavie Bio Inc., Lavie Tech Inc., Taxon Biosciences, Inc. and Canonic Ltd.

Casterra Ag Ltd. was incorporated on December 29, 2011 and is currently focusing on the development of improved castor bean seeds for industrial uses.

Evogene Inc. was incorporated in Delaware, United States on September 22, 2006. From 2015 to 2019, Evogene Inc. was engaged in research and development in the field of insect control and located in the Bio-Research and Development Growth (BRDG) Park, in St. Louis, Missouri, United States.

Biomica Ltd. was incorporated on March 2, 2017, with the mission of discovering and developing human microbiome-based therapeutics.

AgPlenus Ltd. was incorporated on June 10, 2018, with the mission to design effective and sustainable crop protection ag-chemicals products by leveraging predictive biology.

On August 27, 2020, AgPlenus Ltd. Incorporated a wholly owned U.S. subsidiary, AgPlenus Inc.

Lavie Bio Ltd. was incorporated on January 21, 2019, with the mission to improve food quality and sustainability through the introduction of microbiome-based ag-biological products. In 2019, Lavie Bio Ltd. Incorporated two wholly owned subsidiaries, Lavie Bio Inc., located in the city Foundry STL Project, in St. Louis, Missouri, United States, and Lavie Tech Inc. Lavie Tech Inc. wholly owns as a subsidiary Taxon Biosciences, Inc. (see item d below).

Canonic Ltd. was incorporated on March 25, 2019, with the mission to develop next-generation medical cannabis products.

d.
On August 6, 2019, Corteva Inc. (“Corteva”), through its subsidiary Pioneer Hi-Bred International, Inc., made an investment in the Company’s agriculture biologicals subsidiary, Lavie Bio Ltd., which included a cash investment of $10,000 and the contribution of all shares of Corteva’s wholly owned subsidiary Taxon Biosciences Inc. in consideration for 27.84% of Lavie Bio Ltd.’s shares. As part of the foregoing transaction, the parties entered into a commercial arrangement, including the grant to Corteva of certain commercialization rights with respect to Lavie Bio Ltd.’s products, mainly in corn and soybean (See Note 11 and Note 17).

e.
On September 2, 2020, the Company issued 5,882,353 ordinary shares in a registered direct offering, for gross proceeds of $10,000 and on November 2, 2020, the Company issued 3,920,000 ordinary shares and 883,534 pre-funded warrants in a second registered direct offering, for gross proceeds of $12,000 (See Note 17). On January 4. 2021, 883,534 pre-funded warrants were exercised into 883,534 of the Company's ordinary shares at an exercise price of $0.01 per pre-funded warrant for a total amount of $9 (see Note 22b.).

f.
In January 2021, the Company entered into a Controlled Equity Offering Sales Agreement, pursuant to which the Company issued 3,803,594 ordinary shares during January and February 2021, in an at-the-market (“ATM”) offering, with a weighted average selling price of $7.36 per share, resulting in gross proceeds of approximately $28,000.

g.
On February 19, 2021, the Company entered into a new Controlled Equity Offering Sales Agreement, having an aggregate offering price of up to $50,000, pursuant to which the Company issued 726,832 ordinary shares during April through September 2021, in an ATM offering, with a weighted average selling price of $3.64 per share, resulting in gross proceeds of approximately $2,600.

h.	The Company’s subsidiaries and divisions are split into three operating segments: (1) Agriculture – Evogene seed traits division, Lavie Bio Ltd. and Ag Plenus Ltd.; (2)

Human health – Biomica Ltd. and Canonic Ltd.; and (3) Industrial – Casterra Ag Ltd. (see also Note 21).

i.
The Company considered the impact of COVID-19 pandemic on the estimates and assumptions and determined that there were no material adverse impacts on the consolidated financial statements for the period ended December 31, 2021. As events continue to evolve and additional information becomes available, the Company’s estimates and assumptions may change in future periods.

j.	Definitions

In these Financial Statements –

Subsidiary
- A company that is controlled by the Company (as defined in International Financial Reporting Standards (“IFRS”) 10- Consolidated Financial Statements) and whose accounts are consolidated with those of the Company.

Related parties	- As defined in International Accounting Standard (“IAS”) 24- Related Party Disclosures.